ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 5,762,000	$ 5,538,000
Administrative expenses	967,000	757,000
Interest expense	7,043,000	6,273,000
Provision for tax	7,928,000	7,520,000
Accrued expenses	21,700,000	20,088,000
Provision for interest and penalties	$ 1,100,000	$ 800,000